Accounting Changes	3 Months Ended
Mar. 31, 2013
Accounting Changes

(2) Accounting Changes

On January 1, 2013, we adopted new accounting guidance for disclosures about offsetting assets and liabilities. This guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

On January 1, 2013, we adopted new accounting guidance related to the presentation of the reclassification of items out of accumulated other comprehensive income into net income. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.